Revenue Recognition - Disaggregated Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 397,564	$ 321,324	$ 317,923
United States
Disaggregation of Revenue [Line Items]
Revenue	352,280	292,107	287,723
International
Disaggregation of Revenue [Line Items]
Revenue	45,284	29,217	30,200
Advertising
Disaggregation of Revenue [Line Items]
Revenue	205,794	149,704	128,438
Content
Disaggregation of Revenue [Line Items]
Revenue	130,200	119,846	150,876
Commerce and other
Disaggregation of Revenue [Line Items]
Revenue	$ 61,570	$ 51,774	$ 38,609